Financial instruments	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Financial instruments
30.	Financial instruments

Financial instruments currently used by the Company are investments, contracts with customers, agreements to sell carbon credits, loans, financing, debentures and agreements for purchase Company shares.

These instruments are managed through operating strategies, considering liquidity, profitability and risk minimization. The Company did not have derivative financial instruments during 2018, 2017 and 2016.

Financial instruments of the Company are subject to the following risk factors:

i)	Credit risk

The Company minimizes its exposure to credit risks associated with cash and cash equivalents and marketable securities by maintaining its investments in first-tier financial institutions and in short-term securities.

The carrying amount of the financial assets represent the maximum exposure of the credit. The maximum exposure of the credit risk at the date of the financial statements is:

	Note	2018	2017
Financial assets
Cash and cash equivalents	4	18,862	84,687
Marketable securities	—	42	42
Trade accounts receivable	5	501,821	609,157
Contract asset	—	120,308	—
Receivables from related parties	8	2,218	14,518

The maximum exposure of the credit risk for trade accounts receivable segregated by the counterparty is as follows:

	2018	2017	2016
Public	651,674	658,057	648,718
Private	91,509	120,049	73,775

The maximum exposure of the credit risk for trade accounts receivable per risk concentration is as follows:

	2018	%	2017	%	2016	%
10 largest debtors	515,664	66%	533,335	69%	433,605	68%
20 largest debtors	610,273	79%	627,036	81%	512,394	81%
50 largest debtors	683,051	90%	704,481	91%	578,639	91%

Trade accounts receivable

Credit risk arises from the possibility of the Company’s incurring in losses resulting from the difficulty in receiving amounts billed to its customers.

Customer credit risk is managed by each business unit, subject to the procedures, policies and controls established by the Company in relation to this risk. Invoices are issued only after formal approval is given by the customer.

Management monitors the risk involved and adopts necessary measures and procedures, in addition to recording an allowance for doubtful accounts as appropriate.

ii)	Interest rate risk

Such risk arises from the Company’s exposure to fluctuations in interest rates on its financial assets and liabilities. In order to mitigate this risk, the Company seeks to raise funds subject to fixed or floating rates.

The Company is exposed to risks of interest rate fluctuations on its investments, accounts payable for acquisition of investments, loans and financing and debentures.

The Company conducted sensitivity analyses of the interest rate risks to which its financial instruments are exposed. For the analysis of sensitivity to changes in interest rates, management adopted as probable scenario the future interest rates according to quotations obtained from BM&FBOVESPA of 6.72% for CDI and to 6,98% for TJLP. Scenarios II and III were estimated with an increase of 25% and 50%, respectively, whereas scenarios IV and V estimate an additional decrease of 25% and 50%, respectively, of the rates in the probable scenario.

The following table shows the possible impacts on profit or loss in each scenarios for 2018:

			Scenarios
	Exposure	Risk	I - Probable	II 25%	III 50%	IV -25%	V -50%
1 - Financial assets
Investments	42	CDI variation	3	1	2	(1)	(2)

			3	1	2	(1)	(2)
2 - Financial liabilities
Loans and financing
Working capital	(589,778)	CDI variation	(39,633)	(9,908)	(19,817)	9,908	19,817
Finame	(306)	TJLP variation	(21)	(5)	(11)	5	11
Leasing	(38,213)	CDI variation	(2,568)	(642)	(1,284)	642	1,284
Debentures	(966,386)	CDI variation	(64,941)	(16,235)	(32,471)	16,235	32,471
Net financial liabilities			(107,160)	(26,789)	(53,581)	26,789	53,589

iii)	Liquidity risk

This is the risk that the Company may have insufficient funds to meet its financial commitments and financial liabilities (which are settled in cash or by means of other financial assets), due to the mismatch of terms or volume of expected receipts and payments. In order to manage cash liquidity, assumptions are established regarding future payables or receivables, and are daily monitored by the Treasury department.

As a result of the liquidity constraints identified by management, the Company was not able to maintain financial covenants clauses included on its Debt Instruments for the year ended on December 31, 2018, and the total debt was reclassified and presented as a current liability. Based on this fact, the Company and its Board of Directors has decided to initiate negotiations with the holders of its Debt Instruments with the goal of restructuring its financial debt. The Company engaged a restructuring firm as well as outside legal counsel to advise in connection with a debt restructuring process. The Company currently expects to conclude the debt restructuring during 2019.

There can be no assurance that the debt restructuring process will be successful or that the Company will be able to generate sufficient liquidity in order to fully address the liquidity concerns. The Company´s inability to significantly improve its liquidity position and comply with its financial covenants and other payment obligations could have a material adverse effect and result in a judicial reorganization process, which may result in the shareholders losing their entire investment.

The Company’s exposure to liquidity risk is as follows:

	2018				2017
	Up to 12 months	1 - 2 years	2 - 5 years	> 5 years	Up to 12 months	1 - 2 years	2 - 5 years	> 5 years

Financial liabilities
Loans and financing	601,475	20,444	4,940	1,438	14,139	1,709	100,841	268,825
Debentures	966,386	—	—	—	—	—	267,245	801,734
Trade accounts payable	173,339	—	—	—	128,113	—	—	—
Labor payable	98,519	—	—	—	108,191	—	—	—
Tax liabilities	151,686	202,412	109,854	50,011	167,040	178,570	26,684	190,581
Put option on the Company’s shares	41,662	—	—	—	37,884	—	—	—
Accounts payable for land acquisition	5,380	4,804	—	—	8,965	10,412	—	—

Total	2,038,447	227,660	114,794	51,449	464,332	190,691	394,770	1,261,140

iv)	Fair value

Fair value estimates were determined using available market information and adequate valuation methodologies. However, considerable judgment is necessary to analyze market information and estimate fair value. Accordingly, the estimates presented herein are not necessarily indications of amounts the Company could realize assets or settle liabilities in the current market. The use of different market assumptions and/or estimate methodologies may lead to significant effects in estimated fair values.

The fair value of trade accounts receivable and related-party payables/receivables approximates their carrying amounts mostly due to their short-term maturity.

The carrying amounts and fair values of the Company’s main financial instruments (and other assets and liabilities accounted for at fair value or for which fair value is disclosed) at December 31, 2018 and 2017 are as follows:

			2018		2017
	Category		Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Cash and cash equivalents	Fair value through profit or loss	Level 1	18,862	18,862	84,687	84,687
Marketable securities	Fair value through profit or loss	Level 2	42	42	42	42
Trade accounts receivable	Amortized cost	Level 2	501,821	501,821	609,157	609,157
Contract asset	Amortized cost	Level 2	120,308	120,308	—	—
Receivables from related parties	Amortized cost	Level 2	2,218	2,218	14,518	14,518

			643,251	643,251	708,404	708,404

Financial liabilities
Loans and financing	Amortized cost	Level 2	628,297	628,297	385,514	385,514
Trade accounts payable	Amortized cost	Level 2	173,339	173,339	128,113	128,113
Debentures	Amortized cost	Level 2	966,386	966,386	1,068,979	1,068,979
Loans from related parties	Amortized cost	Level 2	40,464	40,464	44,904	44,904
Accounts payable from land and others asset acquisition	Amortized cost	Level 2	10,184	10,184	19,377	19,377
Related parties payable	Amortized cost	Level 2	41,662	41,662	—	—
Put option on the Company’s shares	Fair value through profit or loss	Level 2	—	—	37,884	37,884
Obligations relating to discontinued operations	Amortized cost	Level 2	41,201	41,201	23,787	23,787

			1,901,533	1,901,533	1,708,558	1,708,558